Condensed Consolidating Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 203,104	$ 193,862	$ 158,821
Restricted cash	24,175	16,488	19,030
Other current assets	101,384	97,597
Property and equipment, net	2,539,786	2,605,169
Investments in subsidiaries	0	0
Intercompany receivable	0	0
Other assets, net	86,311	49,205
Assets
Intangible assets, net	842,946	881,954	890,054	$ 934,249
Goodwill, net	888,224	826,476	685,310	685,310
Total assets	4,685,930	4,670,751
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	23,981	30,336
Other current liabilities	361,490	341,640
Accumulated losses of subsidiaries in excess of investment	0	0
Intercompany payable	0	0
Long-term debt, net of current maturities and debt issuance costs	3,051,899	3,199,119
Other long-term liabilities	151,333	169,476
Preferred stock	0	0
Common stock	1,126	1,129
Additional paid-in capital	931,858	953,440
Retained earnings (deficit)	164,425	(23,824)
Accumulated other comprehensive loss	(182)	(615)
Total Boyd Gaming Corporation stockholders’ equity	1,097,227	930,130
Noncontrolling interest	0	50
Total stockholders’ equity	1,097,227	930,180	$ 501,837	$ 438,087
Total liabilities and stockholders’ equity	4,685,930	4,670,751
Boyd
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	347	1,212
Restricted cash	0	0
Other current assets	78,226	78,915
Property and equipment, net	88,464	73,180
Investments in subsidiaries	4,913,592	4,501,951
Intercompany receivable	0	0
Other assets, net	14,725	13,598
Assets
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	5,095,354	4,668,856
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	23,895	30,250
Other current liabilities	130,030	93,762
Accumulated losses of subsidiaries in excess of investment	0	0
Intercompany payable	888,444	521,002
Long-term debt, net of current maturities and debt issuance costs	3,051,481	3,198,613
Other long-term liabilities	(95,723)	(104,901)
Total Boyd Gaming Corporation stockholders’ equity		930,130
Noncontrolling interest		0
Total stockholders’ equity	1,097,227	930,130
Total liabilities and stockholders’ equity	5,095,354	4,668,856
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	199,574	189,364
Restricted cash	14,389	10,246
Other current assets	20,687	14,647
Property and equipment, net	2,424,361	2,503,127
Investments in subsidiaries	0	139,465
Intercompany receivable	1,560,841	1,140,125
Other assets, net	33,369	31,899
Assets
Intangible assets, net	818,887	857,894
Goodwill, net	887,442	825,694
Total assets	5,959,550	5,712,461
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	86	86
Other current liabilities	212,146	202,840
Accumulated losses of subsidiaries in excess of investment	73,130	0
Intercompany payable	0	0
Long-term debt, net of current maturities and debt issuance costs	418	506
Other long-term liabilities	256,584	295,206
Total Boyd Gaming Corporation stockholders’ equity		5,213,823
Noncontrolling interest		0
Total stockholders’ equity	5,417,186	5,213,823
Total liabilities and stockholders’ equity	5,959,550	5,712,461
Non-Guarantor Subsidiaries (100% Owned)
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	3,183	3,286
Restricted cash	9,786	6,242
Other current assets	2,782	2,666
Property and equipment, net	26,961	28,862
Investments in subsidiaries	18,097	0
Intercompany receivable	0	0
Other assets, net	38,217	3,708
Assets
Intangible assets, net	24,059	24,060
Goodwill, net	782	782
Total assets	123,867	69,606
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	0	0
Other current liabilities	19,578	46,467
Accumulated losses of subsidiaries in excess of investment	0	8,257
Intercompany payable	1,046,114	968,811
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	(10,428)	(21,729)
Total Boyd Gaming Corporation stockholders’ equity		(932,200)
Noncontrolling interest		0
Total stockholders’ equity	(931,397)	(932,200)
Total liabilities and stockholders’ equity	123,867	69,606
Non-Guarantor Subsidiaries (Not 100% Owned)
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Other current assets	0	0
Property and equipment, net	0	0
Investments in subsidiaries	0	0
Intercompany receivable	0	0
Other assets, net	0	0
Assets
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	0	0
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	0	0
Other current liabilities	0	0
Accumulated losses of subsidiaries in excess of investment	0	0
Intercompany payable	0	254
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	0	0
Total Boyd Gaming Corporation stockholders’ equity		(254)
Noncontrolling interest		0
Total stockholders’ equity	0	(254)
Total liabilities and stockholders’ equity	0	0
Subsidiary, Wholly Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Other current assets	234	1,822
Property and equipment, net	0	0
Investments in subsidiaries	0	0
Intercompany receivable	373,718	350,892
Other assets, net	0	0
Assets
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	373,952	352,714
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	0	0
Other current liabilities	0	0
Accumulated losses of subsidiaries in excess of investment	0	0
Intercompany payable	0	0
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	900	900
Total Boyd Gaming Corporation stockholders’ equity		351,814
Noncontrolling interest		0
Total stockholders’ equity	373,052	351,814
Total liabilities and stockholders’ equity	373,952	352,714
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Other current assets	(545)	(453)
Property and equipment, net	0	0
Investments in subsidiaries	(4,931,689)	(4,641,416)
Intercompany receivable	(1,934,559)	(1,491,017)
Other assets, net	0	0
Assets
Intangible assets, net	0	0
Goodwill, net	0	0
Total assets	(6,866,793)	(6,132,886)
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	0	0
Other current liabilities	(264)	(1,429)
Accumulated losses of subsidiaries in excess of investment	(73,130)	(8,257)
Intercompany payable	(1,934,558)	(1,490,067)
Long-term debt, net of current maturities and debt issuance costs	0	0
Other long-term liabilities	0	0
Total Boyd Gaming Corporation stockholders’ equity		(4,633,183)
Total stockholders’ equity	(4,858,841)	(4,633,133)
Total liabilities and stockholders’ equity	$ (6,866,793)	$ (6,132,886)